FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Blocks
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2018	2017	2016	Statement Presentation
Equity Swaps	$210	$(184)	$3,582	G&A expense
Electricity Swaps	—	639	1,135	Operating expense
Commodity Derivative Instruments:
Oil	114,822	(5,445)	(96,238)	Commodity derivative
Gas	9,234	11,174	(13,505)	instruments
Total Unrealized Gain/(Loss)	$124,266	$6,184	$(105,026)

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2018	2017	2016
Change in fair value gain/(loss)	$124,056	$5,729	$(109,743)
Net realized cash gain/(loss)	(35,824)	8,581	80,346
Commodity derivative instruments gain/(loss)	$88,232	$14,310	$(29,397)

Summary of the fair value of derivative financial instruments

	December 31, 2018			December 31, 2017
	Assets		Liabilities	Assets	Liabilities
($ thousands)	Current	Long-term	Current	Current	Current	Long-term
Equity Swaps	$—	$—	$1,909	$—	$2,119	$—
Commodity Derivative Instruments:
Oil	48,314	32,220	—	2,142	26,523	9,907
Gas	10,944	—	—	1,710	—	—
Total	$59,258	$32,220	$1,909	$3,852	$28,642	$9,907

Crude Oil
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Summary of management positions

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2019 – Mar 31, 2019
WTI Swap	3,000	53.73
WTI Purchased Put	17,000	54.12
WTI Sold Call	17,000	64.12
WTI Sold Put	17,000	44.28
WCS Differential Swap	1,500	(14.17)

Apr 1, 2019 – Jun 30, 2019
WTI Purchased Put	23,500	54.59
WTI Sold Call	23,500	65.52
WTI Sold Put	23,500	44.50
WCS Differential Swap	1,500	(14.83)
WTI - Brent Swap	2,700	(8.10)

Jul 1, 2019 – Sep 30, 2019
WTI Purchased Put	24,500	54.81
WTI Sold Call	24,500	65.95
WTI Sold Put	24,500	44.64
WCS Differential Swap	1,500	(14.83)
WTI - Brent Swap	2,700	(8.10)

Oct 1, 2019 – Dec 31, 2019
WTI Purchased Put	24,500	54.81
WTI Sold Call	24,500	65.99
WTI Sold Put	24,500	44.64
WCS Differential Swap	1,500	(14.83)
WTI - Brent Swap	2,700	(8.10)

Jan 1, 2020 – Dec 31, 2020
WTI Purchased Put	16,000	57.50
WTI Sold Call	16,000	72.50
WTI Sold Put	16,000	46.88
WTI - Brent Swap	4,400	(8.03)
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/bbl before premiums.
(2)	The total average deferred premium on three way collars is US$1.61/bbl from January 1, 2019 to December 31, 2020.

Natural gas financial contracts
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Summary of management positions

Instrument Type(1)	MMcf/day	US$/Mcf

Jan 1, 2019 – Mar 31, 2019
NYMEX Swap	50.0	4.23
NYMEX Purchased Put	50.0	3.80
NYMEX Sold Call	50.0	6.01

Apr 1, 2019 – Oct 31, 2019
NYMEX Swap	70.0	2.85
(1)	Transactions with a common term have been aggregated and presented as the weighted average price/Mcf.